Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 188,601	$ (211,567)	$ 427,099
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of deferred sales commissions	40,262	37,675	47,397
Amortization of non-cash long-term incentive compensation	21,830	474,103	122,612
Depreciation and other amortization	76,257	83,489	81,697
Unrealized (gains) losses on long-term incentive compensation-related investments	(15,395)	12,037	(39,094)
Unrealized (gains) losses on consolidated venture capital fund	(18,233)	38,974	39,534
Unrealized (gains) losses on other investments	(40,541)	23,535	(10,414)
Real estate asset write-off charges	41,450	4,639	25,521
Other, net	1,552	5,069	3,722
Changes in assets and liabilities:
(Increase) in segregated cash and securities	(271,471)	(169,964)	(124,560)
(Increase) decrease in receivables	(226,553)	1,164	(399,549)
Decrease (increase) in investments	136,901	(110,600)	24,062
(Increase) in deferred sales commissions	(75,693)	(21,518)	(33,366)
Decrease (increase) in other assets	4,363	(26,048)	26,223
Increase in payables	613,345	284,680	543,638
Increase (decrease) in accounts payable and accrued expenses	137,898	(26,343)	86,567
Increase in accrued compensation and benefits	69,406	178,870	9,045
Net cash provided by operating activities	683,979	578,195	830,134
Cash flows from investing activities:
Purchases of investments	(108)	(56)	(73)
Proceeds from sales of investments	780	3,507	4,349
Purchases of furniture, equipment and leasehold improvements	(21,650)	(39,590)	(25,302)
Proceeds from sales of furniture, equipment and leasehold improvements	2,636	1,251	1,801
Purchase of businesses, net of cash acquired	0	(41,835)	(14,298)
Net cash used in investing activities	(18,342)	(76,723)	(33,523)
Cash flows from financing activities:
(Repayment) issuance of commercial paper, net	(123,250)	219,363	(24,247)
(Decrease) increase in overdrafts payable	(244)	(38,640)	15,278
Distributions to General Partner and unitholders	(321,434)	(476,466)	(495,096)
Distributions to non-controlling interests in consolidated entities	(10,168)	(1,073)	(35,023)
Capital contributions from General Partner	4,440	4,793	4,879
Additional investments by Holding with proceeds from exercise of compensatory options to buy Holding Units	0	1,478	8,287
Additional investments by Holding from distributions paid to AllianceBernstein consolidated rabbi trust	11,595	5,727	2,205
Purchases of Holding Units to fund long-term incentive compensation plan awards, net	(238,015)	(220,813)	(226,370)
Purchases of AllianceBernstein Units	(3,195)	(6,522)	(8,521)
Debt issuance costs	(1,933)	(69)	(1,932)
Other	(31)	(26)	(51)
Net cash used in financing activities	(682,235)	(512,248)	(760,591)
Effect of exchange rate changes on cash and cash equivalents	5,099	(734)	(45)
Net (decrease) in cash and cash equivalents	(11,499)	(11,510)	35,975
Cash and cash equivalents as of beginning of the period	638,681	650,191	614,216
Cash and cash equivalents as of end of the period	627,182	638,681	650,191
Cash paid:
Interest	4,809	3,001	3,721
Income taxes	10,063	29,477	43,072
Non-cash investing activities:
Fair value of assets acquired	0	30,368	49,041
Fair value of liabilities assumed	$ 0	$ (4,999)	$ (34,743)